Related Party Transactions (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction
Remuneration	R$ 35	R$ 34	R$ 29
Income sharing	14	8	7
Pension plans	2	2	2
Total	R$ 51	R$ 44	R$ 38